Fair Value Measurements - Schedule of Fair Value Hierarchy For Investments Measured at Fair Value On Recurring Basis (Details) - EBP 002 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 244,687,231	$ 210,839,169
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		79,481,443	67,420,495
Range Resources Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		11,891,301	11,730,683
Self-directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		3,073,952	1,826,251
Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		94,446,696	80,977,429
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		150,240,535	129,861,740
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		79,481,443	67,420,495
Level 1 | Range Resources Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		11,891,301	11,730,683
Level 1 | Self-directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		3,073,952	1,826,251
Level 1 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		94,446,696	80,977,429
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 2 | Range Resources Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 2 | Self-directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 2 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 3 | Range Resources Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 3 | Self-directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Level 3 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0	0
Common Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		150,240,535	129,861,740
Common Collective Trusts Measured at NAV | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	[1]	$ 150,240,535	$ 129,861,740

[1]

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.